Long term debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	$ 29,996	$ 0
Long-term Debt, Excluding Current Maturities [Abstract]
Less: deferred financing costs (note 14(e))	(1,773)	(1,935)
Long-term portion of debt	265,962	70,065
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	29,200
2020	14,600
2021	500
2022	500
2023 and thereafter	500
Credit facilities
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	1,167	0
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	193,751	32,000
Mortgage
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	386	0
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	19,514	0
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	39,976	40,000
Promissory notes
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	28,443	0
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	14,494	0
Credit facility | Credit facilities
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	0	0
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term portion of debt	$ 192,000	$ 32,000